Vanguard Energy Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)1
United States (55.2%)
Electric Utilities (2.4%)
Avangrid Inc.	1,296,557	64,892
NextEra Energy Inc.	206,330	49,177
Duke Energy Corp.	276,957	26,106
Exelon Corp.	474,672	21,593
		161,768
Energy Equipment & Services (2.8%)
Schlumberger Ltd.	4,298,293	140,511
Baker Hughes Co. Class A	1,326,192	28,380
Halliburton Co.	692,618	13,333
TechnipFMC plc	130,787	2,604
		184,828
Multi-Utilities (1.5%)
Sempra Energy	702,452	101,511

Oil, Gas & Consumable Fuels (47.9%)
Integrated Oil & Gas (18.2%)
Exxon Mobil Corp.	8,014,742	541,556
Chevron Corp.	4,567,910	530,517
Occidental Petroleum Corp.	3,472,526	140,637

Oil & Gas Exploration & Production (18.9%)
Diamondback Energy Inc.	2,594,008	222,462
Pioneer Natural Resources Co.	1,725,064	212,217
ConocoPhillips	3,075,158	169,749
EOG Resources Inc.	1,687,812	116,982
Kosmos Energy Ltd.	13,069,460	81,031
Noble Energy Inc.	4,204,465	80,978
Concho Resources Inc.	963,571	65,060
Hess Corp.	759,087	49,910
Viper Energy Partners LP	1,984,787	47,774
Cabot Oil & Gas Corp.	2,504,668	46,687
* WPX Energy Inc.	4,297,013	42,884
Devon Energy Corp.	1,741,435	35,316
* Magnolia Oil & Gas Corp. Class A	3,036,517	29,819
Parsley Energy Inc. Class A	1,710,401	27,041
* PDC Energy Inc.	916,375	18,282
Marathon Oil Corp.	1,155,739	13,326

Oil & Gas Refining & Marketing (8.9%)
Marathon Petroleum Corp.	4,726,157	302,238
Valero Energy Corp.	2,038,039	197,649
Phillips 66	822,927	96,134
HollyFrontier Corp.	7,762	427

Oil & Gas Storage & Transportation (1.9%)
Kinder Morgan Inc.	4,240,665	84,729
Targa Resources Corp.	1,046,858	40,702

ONEOK Inc.	28,862	2,015
Williams Cos. Inc.	83,271	1,858
		3,197,980
Other (0.3%)
^,2 Vanguard Energy ETF	253,000	19,220

Semiconductors & Semiconductor Equipment (0.3%)
* First Solar Inc.	425,271	22,025
Total United States		3,687,332
International (41.0%)
Australia (0.1%)
Santos Ltd.	594,863	3,327
Beach Energy Ltd.	1,226,189	1,929
Woodside Petroleum Ltd.	45,580	1,010
		6,266
Austria (0.5%)
OMV AG	543,411	31,769

Brazil (1.6%)
Petroleo Brasileiro SA ADR	4,438,924	72,088
Petrobras Distribuidora SA	4,124,600	29,085
Petroleo Brasileiro SA Preference Shares	782,400	5,929
Petroleo Brasileiro SA	374,362	3,052
		110,154
Canada (8.6%)
Suncor Energy Inc. (XNYS)	6,329,351	187,919
TC Energy Corp. (XNYS)	3,412,536	171,753
^ Encana Corp.	17,785,814	69,898
Enbridge Inc. (XNYS)	1,269,441	46,220
Canadian Natural Resources Ltd. (XNYS)	1,715,460	43,264
* Parex Resources Inc.	2,146,894	29,096
Enbridge Inc. (XTSE)	206,806	7,532
Canadian Natural Resources Ltd. (XTSE)	218,866	5,519
Suncor Energy Inc. (XTSE)	176,382	5,244
TC Energy Corp. (XTSE)	84,968	4,283
Cenovus Energy Inc.	323,202	2,753
Pembina Pipeline Corp.	16,977	598
Imperial Oil Ltd.	6,720	167
		574,246
China (2.0%)
CNOOC Ltd. ADR	743,164	110,390
China Petroleum & Chemical Corp. ADR	274,937	15,531
CNOOC Ltd.	3,162,717	4,707
Kunlun Energy Co. Ltd.	2,450,000	2,280
China Longyuan Power Group Corp. Ltd.	3,443,000	1,860
Xinyi Solar Holdings Ltd.	2,189,000	1,237
CIMC Enric Holdings Ltd.	1,236,000	669
China Petroleum & Chemical Corp.	717,600	408
		137,082

Colombia (0.0%)
Ecopetrol SA ADR	109,196	1,993

Denmark (0.0%)
Vestas Wind Systems A/S	3,616	294

Finland (0.0%)
Neste Oyj	5,155	186

France (5.7%)
TOTAL SA ADR	6,448,710	339,396
Engie SA	1,472,172	24,651
TOTAL SA	271,707	14,365
		378,412
Greece (0.1%)
Motor Oil Hellas Corinth Refineries SA	79,587	1,969
Hellenic Petroleum SA	186,762	1,775
		3,744
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	231,562	2,290

India (2.9%)
Reliance Industries Ltd.	5,780,088	119,135
Power Grid Corp. of India Ltd.	23,136,557	64,699
Oil & Natural Gas Corp. Ltd.	1,272,997	2,541
Indian Oil Corp. Ltd.	1,127,335	2,329
Hindustan Petroleum Corp. Ltd.	487,619	2,229
Oil India Ltd.	836,511	2,023
		192,956
Israel (0.1%)
Paz Oil Co. Ltd.	13,890	2,130
Oil Refineries Ltd.	3,563,390	1,830
Delek Group Ltd.	11,687	1,460
		5,420
Italy (2.7%)
^ Eni SPA ADR	4,491,001	136,033
Tenaris SA ADR	1,735,604	35,233
Snam SPA	657,654	3,376
Eni SPA	211,446	3,208
* Saipem SPA	462,684	2,100
		179,950
Japan (0.6%)
Inpex Corp.	3,424,879	31,661
JXTG Holdings Inc.	460,700	2,154
^ Cosmo Energy Holdings Co. Ltd.	99,800	2,134
Japan Petroleum Exploration Co. Ltd.	62,700	1,603
		37,552
Norway (0.6%)
Equinor ASA ADR	1,696,343	31,399
Equinor ASA	221,454	4,112
* Borr Drilling Ltd.	595,743	3,902
^ Aker BP ASA	78,316	2,172
		41,585

Poland (0.0%)
Grupa Lotos SA	95,578	2,387

Russia (3.8%)
Lukoil PJSC ADR	1,573,573	145,009
Gazprom PJSC ADR	5,798,490	46,485
Rosneft Oil Co. PJSC GDR	6,170,271	41,007
Gazprom PJSC	1,861,914	7,553
Rosneft Oil Co. PJSC	429,640	2,858
AK Transneft OAO Preference Shares	955	2,480
Tatneft PJSC ADR	32,118	2,252
LUKOIL PJSC	23,865	2,205
Tatneft PJSC	155,950	1,823
Surgutneftegas PJSC	2,623,700	1,761
Surgutneftegas OAO Preference Shares	2,259,000	1,329
Novatek PJSC GDR	4,640	995
Bashneft PAO Preference Shares	12,954	350
Tatneft PAO Preference Shares	18,838	194
		256,301
South Korea (0.0%)
GS Holdings Corp.	43,645	1,860

Spain (1.6%)
* Iberdrola SA	5,813,137	59,754
* Repsol SA	2,708,399	44,634
		104,388
Sweden (0.6%)
Lundin Petroleum AB	1,184,510	39,229

Thailand (0.1%)
PTT Exploration & Production PCL (Foreign)	615,500	2,456
PTT PCL (Foreign)	703,000	1,053
		3,509
United Kingdom (9.4%)
BP plc ADR	8,056,815	305,434
Royal Dutch Shell plc ADR	4,817,750	279,285
BP plc	2,245,577	14,240
Royal Dutch Shell plc Class B	427,634	12,316
Royal Dutch Shell plc Class A (XAMS)	381,491	11,081
Royal Dutch Shell plc Class A (XLON)	144,740	4,196
Petrofac Ltd.	308,868	1,541
		628,093
Total International		2,739,666
Total Common Stocks (Cost $4,603,609)		6,426,998

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.3%)1
Money Market Fund (1.7%)
3,4 Vanguard Market Liquidity Fund		1.984%		116,088,081	115,197

				Face
				Amount
				($000)
Repurchase Agreements (2.5%)
	RBS Securities, Inc. 1.720%, 11/1/19 (Dated
	10/31/19, Repurchase Value $99,805,000,
	collateralized by U.S. Treasury Note/Bond
	0.125%, 1/15/22, with a value of
	$101,796,000)			99,800	99,800
	Societe Generale 1.750%, 11/1/19 (Dated
	10/31/19, Repurchase Value $63,203,000
	collateralized by Government National
	Mortgage Assn. 3.000%-5.550%, 7/15/38-
	4/20/46, and U.S. Treasury Note/Bond
	0.000%-2.875%, 1/30/20-5/15/28 with a
	value of $64,464,000)			63,200	63,200
					163,000
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.981%	11/7/19	100	100
5	United States Treasury Bill	2.053%	11/21/19	3,500	3,497
5	United States Treasury Bill	1.872%	2/20/20	2,500	2,488
					6,085
Total Temporary Cash Investments (Cost $284,278)					284,282
Total Investments (100.5%) (Cost $4,887,887)					6,711,280
Other Assets and Liabilities-Net (-0.5%)4					(31,291)
Net Assets (100%)					6,679,989

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,270,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 3.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $32,340,000 was received for securities on loan.
5 Securities with a value of $4,139,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
	Number of		Unrealized
	Long (Short)	Notional	Appreciation
Expiration	Contracts	Amount	(Depreciation)

Energy Fund

Long Futures Contracts
E-mini S&P 500 Index	December 2019	570	86,520	1,124
E-mini S&P Energy Select Sector Index	December 2019	12	697	(36)
				1,088

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Energy Fund

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	3,684,728	2,604	—
Common Stocks—International	1,942,996	796,670	—
Temporary Cash Investments	115,197	169,085	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(369)	—	—
Total	5,742,560	968,359	—

1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					Oct. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Energy ETF	49,789	—	29,518	(6,194)	5,143	730	—	19,220
Vanguard Market
Liquidity Fund	46,365	NA1	NA1	(38)	(6)	1,477	—	115,197
Total	96,154			(6,232)	5,137	2,207	—	134,417

Energy Fund

1Not applicable—purchases and sales are for temporary cash investment purposes.